Other Financial Liabilities	12 Months Ended
Dec. 31, 2018
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Other Financial Liabilities

NOTE 26. OTHER FINANCIAL LIABILITIES

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Payables for Purchases Pending Settlement	1,512,197	1,597,375	1,993,765
Collections and Other Transactions on Account of Third Parties	7,646,888	4,649,744	5,891,142
Liabilities due to Financing of Purchases	36,894,587	39,185,267	38,237,617
Payables for Foreign Currency Purchase Pending Settlement	14,409,983	7,455,274	9,124,786
Commissions Accrued Payable	344,570	295,660	205,413
Miscellaneous Subject to Minimum Cash Requirements	507,101	417,075	584,706
Miscellaneous not Subject to Minimum Cash Requirements	1,195,353	918,298	507,406
Other Financial Liabilities	724,363	832,106	549,941

Total	63,235,042	55,350,799	57,094,776